Fair Value Measurement - Schedule of Fair Value and Fair Value Hierarchy of Loans and Borrowings Carried at Amortized Cost (Details) - Level 2 - EUR (€) € in Thousands	Sep. 30, 2024	Sep. 30, 2023
Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	€ 208,305	€ 299,560
Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Nominal value	428,500	428,500
EUR | Original Term Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value		375,000
EUR | New Term Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	375,000
USD | Original Term Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value		781,315
USD | New Term Loan
Disclosure of fair value measurement of liabilities [line items]
Nominal value	160,772
Fair Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	216,322	235,687
Fair Value | Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	449,533	373,682
Fair Value | EUR | Original Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings		348,426
Fair Value | EUR | New Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	396,560
Fair Value | USD | Original Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings		694,889
Fair Value | USD | New Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	169,363
Carrying Value | Vendor Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	212,121	305,048
Carrying Value | Senior Notes
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	446,739	448,434
Carrying Value | EUR | Original Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings		368,701
Carrying Value | EUR | New Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	375,905
Carrying Value | USD | Original Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings		€ 730,855
Carrying Value | USD | New Term Loan
Disclosure of fair value measurement of liabilities [line items]
Loans and borrowings	€ 159,870